Ultimate Parent and Controlling Party	9 Months Ended
Sep. 30, 2024
Ultimate Parent And Controlling Party [Abstract]
Ultimate Parent and Controlling Party	Ultimate Parent and Controlling Party Exscientia plc is the ultimate parent company of the Group. There is no ultimate controlling party.